UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment              [  ]; Amendment Number:

This Amendment (Check only one):     [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Titan Capital Group III, LP
Address:  405 Lexington Avenue
          51st Floor
          New York, NY

Form 13F File Number:  28-13374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven R. Skalicky
Address:  Chief Compliance Officer
Phone:    (212) 750-5700

Signature, Place, and Date of Signing:



  /s/ Steven R. Skalicky           New York, NY            November 15, 2010
--------------------------     ---------------------     ---------------------
       [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:       73

Form 13F Information Table Value Total:  323,464
                                         (thousands)


List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                         SEPTEMBER 30, 2010

COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED NONE
--------------                ----------------  ---------  --------  ----------  ---  ----  ----------  --------  ------ ------ ----
ALCOA INC                     COM               013817101    1,381      114,000       PUT      SOLE       NONE     1,381
AMERICAN INTL GROUP INC       COM NEW           026874784      782       20,000       CALL     SOLE       NONE       782
AMERICAN INTL GROUP INC       COM NEW           026874784    1,490       38,100       PUT      SOLE       NONE     1,490
AMERICAN INTL GROUP INC       COM NEW           026874784    2,323       59,400       PUT      SOLE       NONE     2,323
AMERICAN INTL GROUP INC       COM NEW           026874784    3,108       79,500       PUT      SOLE       NONE     3,108
AMERICAN INTL GROUP INC       COM NEW           026874784      407       10,400       PUT      SOLE       NONE       407
AMERICAN INTL GROUP INC       COM NEW           026874784      782       20,000       PUT      SOLE       NONE       782
AVERY DENNISON CORP           COM               053611109      919       24,750  SH            SOLE       NONE       919
BP PLC                        SPONSORED ADR     055622104   14,410      350,000       PUT      SOLE       NONE    14,410
BOISE INC                     *W EXP 06/18/201  09746Y113      123      276,150  SH            SOLE       NONE       123
BORGWARNER INC                NOTE  3.500% 4/1  099724AF3    4,669    2,800,000  PRN           SOLE       NONE     4,669
CAPITAL ONE FINL CORP         COM               14040H105      791       20,000       CALL     SOLE       NONE       791
CAPITAL ONE FINL CORP         COM               14040H105      989       25,000       CALL     SOLE       NONE       989
CAPITAL ONE FINL CORP         COM               14040H105      941       23,800       CALL     SOLE       NONE       941
CAPITAL ONE FINL CORP         COM               14040H105      791       20,000       PUT      SOLE       NONE       791
CAPITAL ONE FINL CORP         *W EXP 11/14/201  14040H139    1,450      102,700  SH            SOLE       NONE     1,450
CITIGROUP INC                 COM               172967101      818      209,700       PUT      SOLE       NONE       818
CITIGROUP INC                 COM               172967101      442      113,400  SH            SOLE       NONE       442
COMERICA INC                  *W EXP 11/14/201  200340115    2,015      157,405  SH            SOLE       NONE     2,015
CORE LABORATORIES LP          NOTE  0.250%10/3  21868FAB9    9,616    5,000,000  PRN           SOLE       NONE     9,616
DOLE FOOD CO INC NEW          COM               256603101      101       11,000       PUT      SOLE       NONE       101
E M C CORP MASS               NOTE  1.750%12/0  268648AK8    9,196    7,000,000  PRN           SOLE       NONE     9,196
FORD MTR CO DEL               *W EXP 01/01/201  345370134    1,773      414,321  SH            SOLE       NONE     1,773
FORD MTR CO DEL               COM PAR $0.01     345370860      869       71,000       PUT      SOLE       NONE       869
GLG PARTNERS INC              *W EXP 12/28/201  37929X115       70      550,000  SH            SOLE       NONE        70
HECKMANN CORP                 *W EXP 11/09/201  422680116       23      120,000  SH            SOLE       NONE        23
HUMAN GENOME SCIENCES INC     COM               444903108       57        1,900       PUT      SOLE       NONE        57
HUMAN GENOME SCIENCES INC     NOTE  2.250%10/1  444903AK4   12,607    6,300,000  PRN           SOLE       NONE    12,607
INFORMATICA CORP              NOTE  3.000% 3/1  45666QAB8   14,508    7,500,000  PRN           SOLE       NONE    14,508
INGERSOLL-RAND GLOBAL HLDG C  NOTE  4.500% 4/1  45687AAD4    1,432      700,000  PRN           SOLE       NONE     1,432
IRIDIUM COMMUNICATIONS INC    *W EXP 02/14/201  46269C128      212      145,000  SH            SOLE       NONE       212
ISHARES TR                    FTSE XNHUA IDX    464287184   42,820    1,000,000       PUT      SOLE       NONE    42,820
ISHARES TR                    MSCI EMERG MKT    464287234    5,686      127,000       PUT      SOLE       NONE     5,686
ISHARES TR                    MSCI EMERG MKT    464287234    5,686      127,000       PUT      SOLE       NONE     5,686
ISHARES TR                    RUSSELL 2000      464287655    1,275       18,900       PUT      SOLE       NONE     1,275
ISHARES TR                    RUSSELL 2000      464287655   10,080      149,400       PUT      SOLE       NONE    10,080
MYLAN INC                     COM               628530107    1,384       73,600       PUT      SOLE       NONE     1,384
MYLAN INC                     COM               628530107      198       10,500       PUT      SOLE       NONE       198
MYLAN INC                     COM               628530107      640       34,000       PUT      SOLE       NONE       640
MYLAN INC                     COM               628530107    1,881      100,000       PUT      SOLE       NONE     1,881
MYLAN INC                     COM               628530107    8,809      468,300       PUT      SOLE       NONE     8,809
MYLAN INC                     COM               628530107      662       35,200       PUT      SOLE       NONE       662
MYLAN INC                     COM               628530107    1,731       92,000       PUT      SOLE       NONE     1,731
MYLAN INC                     COM               628530107    1,552       82,500       PUT      SOLE       NONE     1,552
MYLAN INC                     PFD CONV          628530206   20,399       18,250  SH            SOLE       NONE    20,399
MYLAN INC                     PFD CONV          628530206   55,262       49,440  SH            SOLE       NONE    55,262
NETAPP INC                    NOTE  1.750% 6/0  64110DAB0   17,122   10,500,000  PRN           SOLE       NONE    17,122
OWENS CORNING NEW             COM               690742101      136        5,300       CALL     SOLE       NONE       136
OWENS CORNING NEW             COM               690742101      256       10,000       CALL     SOLE       NONE       256
OWENS CORNING NEW             COM               690742101       10          400       CALL     SOLE       NONE        10
OWENS CORNING NEW             COM               690742101    1,282       50,000       CALL     SOLE       NONE     1,282
OWENS CORNING NEW             COM               690742101      513       20,000       PUT      SOLE       NONE       513
OWENS CORNING NEW             COM               690742101      256       10,000       PUT      SOLE       NONE       256
OWENS CORNING NEW             *W EXP 10/30/201  690742127      202      124,982  SH            SOLE       NONE       202
PNC FINL SVCS GROUP INC       *W EXP 12/31/201  693475121      591       56,000  SH            SOLE       NONE       591
RAYTHEON CO                   *W EXP 06/16/201  755111119      949       97,167  SH            SOLE       NONE       949
REGIONS FINANCIAL CORP NEW    COM               7591EP100    7,270    1,000,000       PUT      SOLE       NONE     7,270
RESOLUTE ENERGY CORP          *W EXP 09/25/201  76116A116      498      282,700  SH            SOLE       NONE       498
SLM CORP                      COM               78442P106    5,899      510,700       PUT      SOLE       NONE     5,899
SLM CORP                      COM               78442P106      139       12,010  SH            SOLE       NONE       139
SHANDA INTERACTIVE ENTMT LTD  NOTE  2.000% 9/1  81941QAD6    7,434    6,500,000  PRN           SOLE       NONE     7,434
TALBOTS INC                   *W EXP 04/09/201  874161110      110       38,886  SH            SOLE       NONE       110
US AIRWAYS GROUP INC          NOTE  7.250% 5/1  911905AC1    6,659    3,000,000  PRN           SOLE       NONE     6,659
UNITED THERAPEUTICS CORP DEL  NOTE  0.500%10/1  91307CAD4    4,542    3,000,000  PRN           SOLE       NONE     4,542
VALE S A                      ADR               91912E105    3,127      100,000       CALL     SOLE       NONE     3,127
ZIONS BANCORPORATION          COM               989701107      726       34,000       CALL     SOLE       NONE       726
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115      900      168,299  SH            SOLE       NONE       900
BUNGE LIMITED                 COM               G16962105      148        2,500       CALL     SOLE       NONE       148
BUNGE LIMITED                 COM               G16962105    2,183       36,900       CALL     SOLE       NONE     2,183
XL GROUP PLC                  SHS               G98290102    3,534      163,150  SH            SOLE       NONE     3,534
DRYSHIPS INC                  SHS               Y2109Q101      250       52,000       PUT      SOLE       NONE       250
DRYSHIPS INC                  SHS               Y2109Q101      212       44,000  SH            SOLE       NONE       212


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